Other Operating Gains, Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 14	$ 80	$ 31	$ 48
Revaluation of warrants		54	$ 9	1
Refinitiv warrants [member]
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net		$ 80		$ 48